Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2022
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Goodwill and other intangible assets
Note 14. Goodwill and other intangible assets
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2022:

	Goodwill		Other intangible assets
Cost
Amounts as of December 31, 2021	28,416		12,216
Additions	—		6,030
Disposals	(128	) (1)	—

Amounts as of December 31, 2022	28,288		18,246

Accumulated amortization
Amounts as of December 31, 2021	—		(8,338)
Amortization	—		(3,116)

Amounts as of December 31, 2022	—		(11,454)

Net value

Amounts as of December 31, 2022	28,288		6,792

(1)	Related to the “farmout agreement I” (see Note 29.3.2.1).
Below are the changes in goodwill and other intangible assets for the year ended December 31, 2021:

	Goodwill		Other intangible assets
			Software licenses	Exploration rights		Total
Cost
Amounts as of December 31, 2020	28,484		10,605	15,359		25,964
Additions	—		1,611	—		1,611
Disposals	(68	) (1)	—	(30,076	) (2)	(30,076)
Acquisition of Mexico’s exploration assets	—		—	14,928	(3)	14,928
Disposal of Mexico’s exploration assets	—		—	(14,255	) (3)	(14,255)
Reversal of long-lived assets impairment	—		—	14,044	(4)	14,044

Amounts as of December 31, 2021	28,416		12,216	—		12,216

Accumulated amortization
Amounts as of December 31, 2020	—		(4,883)	—		(4,883)
Amortization	—		(3,455)	—		(3,455)

Amounts as of December 31, 2021	—		(8,338)	—		(8,338)

Net value

Amounts as of December 31, 2021	28,416		3,878	—		3,878

(1)	Related to the “farmout agreement I” (see Note 29.3.2.1).
(2)	Related to exploration rights of operated area CS-01 in Mexico transferred to “Property, plant and equipment” (see Note 13). These transactions did not generate cash flows.
(3)	These transactions did not generate cash flows (see Note 29.3.11).
(4)	See Note 3.2.2.

Goodwill arises from the initial business combination, mainly due to the Company’s capacity to tap into unique synergies from managing a portfolio of acquired oil and existing plots of land.
As of December 31, 2022, it was allocated to the following CGUs in Argentina: (i) 22,746 to operated concessions of unconventional oil and gas exploration and production; and (ii) 5,542 to operated concessions of conventional oil and gas exploration and production.
As of December 31, 2021, it was allocated to the following CGUs in Argentina: (i) 22,874 to operated concessions of unconventional oil and gas exploration and production; and (ii) 5,542 to operated concessions of conventional oil and gas exploration and production.
Exploration rights are related to the acquisition of 50% of working interest in three oil and gas properties in Mexico in which Jaguar and Pantera were licensees (Note 29.3.11). During the year ended December 31, 2020, an impairment charge was recognized in exploration and evaluation assets in Mexico for 14,044 related to the CGU of operated concessions of conventional oil and gas.
As of December 31, 2021, the Company recognized a reversal in impairment of exploration and evaluation assets for 14,044 related to the CGU of operated concessions of conventional oil and gas in Mexico. In addition, exploration rights were transferred to “Property, plant and equipment” under “Oil & gas properties” as the technical and commercial feasibility of these assets was determined.
Software licenses are amortized over the 3 (three) year estimated useful life.